Commitments and contingencies - Lease commitments (Details)		1 Months Ended	12 Months Ended
	Oct. 14, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Commitments and contingencies
Number of Operating Lease Agreements | item			1
Compensatory demages		$ 38,000,000
litigation cost	$ 13,050
General and Administrative Expense [Member]
Commitments and contingencies
Operating lease expense			$ 15,937	$ 530,591	$ 123,134